NOTE 13 – SEGMENT INFORMATION	6 Months Ended	12 Months Ended
	Feb. 29, 2024	Aug. 31, 2023
Segment Reporting [Abstract]
NOTE 13 – SEGMENT INFORMATION

NOTE 13 – SEGMENT INFORMATION

The Company reports information about operating segments in accordance with ASC 280-10, Segment Reporting, which requires financial information to be reported based on the way management organizes segments within a company for making operating decisions and evaluating performance. As the result of business strategic changes, the Company has identified two reportable segments: Copyrights and license (“IP’) segment and cinema segment.

The following table presents summary information by segment for the six months ended February 29, 2024 and February 28, 2023, respectively.

	IP Segment		Cinema Segment		Total
	Six months ended		Six months ended		Six months ended
	February 29,	February 28,	February 29,	February 28,	February 29,	February 28,
	2024	2023	2024	2023	2024	2023
Revenue	$987,636	$357,286	$199,364	$177,965	$1,187,000	$535,251
Operating costs	—	—	104,081	78,708	104,081	78,708
Depreciation and Amortization	1,074,698	1,781,467	—	—	1,074,698	1,781,467
Interest expense (income)	20,090	(158)	—	—	20,090	(158)
Segment assets	1,756,397	4,161,840	33,348	25,619	1,789,745	4,187,459
Segment income (loss)	$(597,319)	$(2,340,126)	$146,000	$61,797	$(451,319)	$(2,278,329)

The following table presents summary information by segment for the three months ended February 29, 2024 and February 28, 2023, respectively.

	IP Segment		Cinema Segment		Total
	Three months ended		Three months ended		Three months ended
	February 29,	February 28,	February 29,	February 28,	February 29,	February 28,
	2024	2023	2024	2023	2024	2023
Revenue	$273,348	$177,286	$111,905	$121,153	$385,253	$298,439
Operating costs	—	—	62,726	56,304	62,726	56,304
Depreciation and Amortization	561,781	856,852	—	—	561,781	856,852
Interest expense (income)	6,848	(79)	—	—	6,848	(79)
Segment assets	1,756,397	4,161,840	33,348	25,619	1,789,745	4,187,459
Segment income (loss)	$(581,175)	$(1,165,354)	$86,256	$96,815	$(494,919)	$(1,068,539)

NOTE 13 – SEGMENT INFORMATION

The Company reports information about operating segments in accordance with ASC 280-10, Segment Reporting, which requires financial information to be reported based on the way management organizes segments within a company for making operating decisions and evaluating performance. As the result of business strategic changes, the Company has identified two reportable segments: Copyrights and license (“IP’) segment and cinema segment.

The following table presents summary information by segment for the years ended August 31, 2023 and 2022, respectively.

	IP Segment		Cinema Segment		Total
	Year ended		Year ended		Year ended
	August 31		August 31		August 31
	2023	2022	2023	2022	2023	2022
Revenue	$948,000	$2,928,000	$525,222	$—	$1,473,222	$2,928,000
Operating costs	—	—	243,635	—	243,635	—
Depreciation and Amortization	3,052,613	3,262,799	—	—	3,052,613	3,262,799
Interest expense	9,578	239	—	—	9,578	239
Segment assets	2,598,255	5,839,217	23,825	—	2,622,080	5,839,217
Segment income (loss)	$(3,720,974)	$(2,173,971)	$154,264	$—	$(3,566,710)	$(2,173,971)